Renaissance Capital Greenwich Funds

Renaissance IPO ETF

Renaissance International IPO ETF

Supplement dated July 15, 2021 to the Prospectus dated January 31, 2021

Effective immediately, the “Principal Investment Strategies” section for the Renaissance IPO ETF, starting on page 3 of the Prospectus, is replaced in its entirety with the following:

The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Index. The Index, designed by IPO research firm Renaissance Capital International, LLC (the “Index Provider”), is a portfolio of companies that have recently completed an initial public offering (“IPO”) and are listed on a U.S. exchange. IPOs are a category of unseasoned equities under-represented in core equity indices. The Index is designed to capture approximately 80% of the total market capitalization of newly public companies. At each quarterly rebalance, new IPOs are added to the index and companies that have been public for three years are removed. Constituents are weighted by tradable float with individual weights capped at 10%. The Index has been constructed using a transparent and rules-based methodology.

The Fund normally invests at least 80% of its total assets in securities that comprise the Index. Depositary receipts representing securities that comprise the Index may count towards compliance with the Fund’s 80% policy. The Fund may also invest up to 20% of its assets in certain futures, options, and swap contracts, cash and cash equivalents, as well as in common stocks not included in the Index but which will help the Fund track the Index. Convertible securities and depositary receipts not included in the Index may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is comprised of common stocks, depositary receipts, real estate investment trusts (“REITs”) and partnership units. These securities may include IPOs of foreign companies that are listed on a U.S. exchange, as well as IPOs of companies which are located in countries categorized as emerging markets.

The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Renaissance Capital LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Information technology frequently represents a major sector in the Index, and within this sector, Software frequently represents the largest industry group.

The Fund may lend securities to broker-dealers, banks and other institutions. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.

Effective immediately, the “Principal Investment Strategies” section for the Renaissance International IPO ETF, starting on page 10 of the Prospectus, is replaced in its entirety with the following:

The Fund, a series of the Trust, seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Index. The Index, designed by IPO research firm Renaissance Capital International, LLC (the “Index Provider”), is a portfolio of companies that have recently completed an initial public offering (“IPO”) and are listed on a non-U.S. exchange. IPOs are a category of unseasoned equities under-represented in core equity indices.

The Index is designed to capture approximately 80% of the total market capitalization of newly public companies. At each quarterly rebalance, new IPOs are added to the index and companies that have been public for three years are removed. Constituents are weighted by tradable float with individual weights capped at 10%. The Index has been constructed using a transparent and rules-based methodology.

The Fund normally invests at least 80% of its total assets in securities that comprise the Index. Depositary receipts representing securities that comprise the Index may count towards compliance with the Fund’s 80% policy. The Fund may also invest up to 20% of its assets in certain futures, options, and swap contracts, cash and cash equivalents, as well as in common stocks not included in the Index but which will help the Fund track the Index. Convertible securities and depositary receipts not included in the Index may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.

The Index is comprised of common stocks, depositary receipts, real estate investment trusts (“REITs”) and partnership units. These securities may include IPOs of U.S. companies that are listed on an international exchange, as well as IPOs of companies which are located in countries categorized as emerging markets.

The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Renaissance Capital LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Information technology frequently represents the largest sector in the Index. A portion of the Fund’s investments may be in companies located in countries categorized as emerging markets. The Fund has frequently had high exposure to Chinese companies.

The Fund may lend securities to broker-dealers, banks and other institutions. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.

Effective immediately, “The Indices” section, starting on page 28 of the Prospectus, is replaced in its entirety with the following:

The Renaissance IPO Index is a rules based, market capitalization weighted index intended to give investors a means of tracking the overall performance of companies that have gone public on a recognized U.S. exchange in recent years. Only companies with at least $100 million investable market capitalization at the time of the IPO are eligible for inclusion in the IPO Index. The largest 80% of eligible companies based upon full market capitalization are included in the IPO Index and weighted based upon float capitalization. Constituent stocks are capped at 10% on any rebalancing date.

The Renaissance International IPO Index is a rules based, market capitalization weighted index intended to give investors a means of tracking the overall performance of companies that have gone public on a recognized non-U.S. exchange in recent years. Only companies with at least $100 million investable market capitalization at the time of the IPO are eligible for inclusion in the International IPO Index. The largest 80% of eligible companies based upon full market capitalization are included in the International IPO Index and weighted based upon float capitalization. Constituent stocks are capped at 10% on any rebalancing date.

Each Index is calculated and maintained by FTSE International Limited (the “Calculation Agent”) on behalf of the Index Provider. Index values are calculated daily and are disseminated every 15 seconds throughout each trading day.

Each Index is calculated using a capitalization weighting methodology, adjusted for float, which is modified so as to ensure compliance with the diversification requirements of Subchapter M of the Internal Revenue Code. Each Index

is reconstituted quarterly, at the close of business on the third Friday in March, June, September and December, and companies are added and/or deleted based upon the Index eligibility criteria. The share weights of the components of each Index are adjusted on a quarterly basis (every third Friday in a quarter-end month).

Please read this supplement in conjunction with the SAI and retain it for future reference.